Exceptional Items - Additional Information (Detail) $ in Millions			12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($) kt	Jun. 30, 2016 USD ($)
Disclosure of exceptional items [Line Items]
Exceptional gain (loss), before tax			$ 650	$ 763	$ 2,520
US corporate tax rate			30.00%	30.00%	30.00%
Taxation (income) charges related to exceptional items			$ 2,320	$ 243	$ 247
Exceptional gain (loss), after tax			(2,970)	(1,006)	(2,767)
One-off dividend to parent			6,720	3,472	4,326
Samarco dam failure [member]
Disclosure of exceptional items [Line Items]
Exceptional gain (loss), before tax			650	381	2,450
Taxation (income) charges related to exceptional items					(253)
Exceptional gain (loss), after tax			(650)	(381)	$ (2,197)
US tax reform [Member]
Disclosure of exceptional items [Line Items]
Exceptional gain (loss), before tax			2,320
US corporate tax rate	21.00%	35.00%
Taxation (income) charges related to exceptional items			2,320
Exceptional gain (loss), after tax			$ (2,320)
Escondida industrial action [member]
Disclosure of exceptional items [Line Items]
Exceptional gain (loss), before tax				546
Taxation (income) charges related to exceptional items				$ (179)
Reduction in copper production | kt				214
Depreciation				$ 212
Exceptional gain (loss), after tax				(367)
Cancellation of the Caroona exploration licence [member]
Disclosure of exceptional items [Line Items]
Exceptional gain (loss), before tax				(164)
Taxation (income) charges related to exceptional items				49
Exceptional gain (loss), after tax				115
Withholding tax on Chilean dividends [member]
Disclosure of exceptional items [Line Items]
Taxation (income) charges related to exceptional items				373
Exceptional gain (loss), after tax				(373)
BHP Billiton Chile Inversiones Limitada [member] | Withholding tax on Chilean dividends [member]
Disclosure of exceptional items [Line Items]
One-off dividend to parent				$ 2,300